Net Income per Unit (Details) - USD ($)	3 Months Ended								4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Earnings Per Share Basic [Line Items]
Net income (loss) and comprehensive income (loss)	$ 16,518	$ 34,711	$ 93,534	$ 49,306					$ (52,945,000)		$ 194,069,000
Less: Net income and comprehensive income attributable to noncontrolling interest									1,043,000		3,816,000
Less: Preacquisition income (loss) allocated to general partner									(88,221,000)		103,015,000
Net income and comprehensive income attributable to partners	$ 7,755	$ 27,544	$ 34,867	$ 17,072					34,233,000		87,238,000
Incentive distribution rights									1,146,000		29,784,000
Distributions on nonvested phantom unit awards									405,000		1,890,000
Limited partners' interest in net income									26,804,000		55,564,000
MACS [Member]
Earnings Per Share Basic [Line Items]
Net income (loss) and comprehensive income (loss)									5,878,000
Common Units [Member]
Earnings Per Share Basic [Line Items]
Limited partners' interest in net income									$ 17,499,000		$ 44,498,000
Weighted average limited partner units outstanding									20,572,373		40,253,913
Weighted average limited partner units outstanding, Equivalents									6,382		21,738
Weighted average limited partner units outstanding, Diluted									20,578,755		40,275,651
Common (basic and diluted)	$ (0.13)	$ 0.30	$ 0.87	$ 0.44					$ 0.85		$ 1.11
Subordinated Units [Member]
Earnings Per Share Basic [Line Items]
Limited partners' interest in net income									$ 9,305,000		$ 11,066,000
Weighted Average Number of Subordinated Units Outstanding, Basic and Diluted									10,939,436		10,010,333
Common (basic and diluted)	$ 0.10	$ 0.52	$ 0.87	$ 0.44					$ 0.85		$ 1.40
Predecessor [Member]
Earnings Per Share Basic [Line Items]
Net income (loss) and comprehensive income (loss)					$ (27,476)	$ (22,686)	$ 9,595	$ 10,132		$ 22,510,000		$ 37,027,000
Net income and comprehensive income attributable to partners					$ 35,989	$ 1,027	$ 9,595	$ 10,132		22,510,000		37,027,000
Incentive distribution rights										64,000
Limited partners' interest in net income										22,446,000		37,027,000
Predecessor [Member] | Common Units [Member]
Earnings Per Share Basic [Line Items]
Limited partners' interest in net income										$ 11,268,000		$ 18,534,000
Weighted average limited partner units outstanding										11,023,617		10,964,258
Weighted average limited partner units outstanding, Equivalents										25,128		21,844
Weighted average limited partner units outstanding, Diluted										11,048,745		10,986,102
Common (basic and diluted)					$ 0.83	$ 0.04	$ 0.43	$ 0.46		$ 1.02		$ 1.69
Predecessor [Member] | Subordinated Units [Member]
Earnings Per Share Basic [Line Items]
Limited partners' interest in net income										$ 11,178,000		$ 18,493,000
Weighted Average Number of Subordinated Units Outstanding, Basic and Diluted										10,939,436		10,939,436
Common (basic and diluted)					$ 0.83	$ 0.04	$ 0.43	$ 0.46		$ 1.02		$ 1.69